Investments carried under the equity method, Movement of the investments held in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments in associates [Abstract]
Initial balance	$ 116,614	$ 139,925
Share of profit	12,304	510
Distributions	(36,877)	(23,703)
Payment to acquire equity investment	202,345	0
Others (incl. currency translation differences)	195	(118)
Final balance	$ 294,581	$ 116,614